Vessels Under Construction (Detail) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2019	Sep. 30, 2020
Teekay LNG
Long-term Purchase Commitment [Line Items]
Estimated remaining payments required to be made under newbuilding contract remainder of 2018		$ 3,316
Estimated remaining payments required to be made under newbuilding contract in 2019		35,922
Unrecorded Unconditional Purchase Obligation, Due within Three Years		15,011
Total		54,249
Consolidated Entities [Member] | Teekay LNG
Long-term Purchase Commitment [Line Items]
Estimated remaining payments required to be made under newbuilding contract remainder of 2018		3,316
Estimated remaining payments required to be made under newbuilding contract in 2019		24,583
Unrecorded Unconditional Purchase Obligation, Due within Three Years		15,011
Total		42,910
Equipment [Member] | Teekay LNG
Long-term Purchase Commitment [Line Items]
Expected cost of project	$ 59,500
Total		42,900
Equity Method Investments [Member] | Teekay LNG
Long-term Purchase Commitment [Line Items]
Estimated remaining payments required to be made under newbuilding contract remainder of 2018		0
Estimated remaining payments required to be made under newbuilding contract in 2019		11,339
Unrecorded Unconditional Purchase Obligation, Due within Three Years		0
Total		$ 11,339
Bahrain LNG Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Equity Method Investment, Ownership Percentage		30.00%
Bahrain LNG Joint Venture [Member] | Equity Method Investments [Member] | Lng Receiving and Regasification Terminal [Member]
Long-term Purchase Commitment [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity		$ 24,000
Line of Credit Facility, Remaining Borrowing Capacity, Proportionate from equity-accounted investment		7,000
Bahrain LNG Joint Venture [Member] | Equity Method Investments [Member] | Construction [Member]
Long-term Purchase Commitment [Line Items]
Total		$ 11,300